UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           --------------------------------------------------
Address:   50 Rowes Wharf, 6th Floor
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Needham
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     617-772-4621
-           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Robert Needham                Boston, MA              5/15/2012
 --------------------------   --------------------------    -----------
        [Signature]                [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             31
                                               -------------

Form 13F Information Table Value Total:          $133,903

                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC      COM NEW        026874784      617    20,000 SH       SOLE       0           20,000      0    0
BEAM INC                     COM            073730103    6,809   116,256 SH       SOLE       0          116,256      0    0
BOSTON SCIENTIFIC CORP       COM            101137107    1,665   278,400 SH       SOLE       0          278,400      0    0
BOSTON SCIENTIFIC CORP       COM            101137107    4,387   733,600 SH  CALL SOLE       0          733,600      0    0
BP PLC                       SPONSORED ADR  055622104   11,228   249,500 SH       SOLE       0          249,500      0    0
CAESARS ENTMT CORP           COM            127686103    4,509   305,908 SH       SOLE       0          305,908      0    0
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305    5,553    87,512 SH       SOLE       0           87,512      0    0
CORELOGIC INC                COM            21871D103    3,036   186,000 SH       SOLE       0          186,000      0    0
CVS CAREMARK CORPORATION     COM            126650100    3,911    87,300 SH       SOLE       0           87,300      0    0
DOMINOS PIZZA INC            COM            25754A201    1,423    39,200 SH       SOLE       0           39,200      0    0
FLAGSTAR BANCORP INC         COM NEW        337930507      304   330,000 SH       SOLE       0          330,000      0    0
FUSION-IO INC                COM            36112J107    1,943    68,400 SH       SOLE       0           68,400      0    0
GAP INC DEL                  COM            364760108    6,761   258,656 SH       SOLE       0          258,656      0    0
HOMESTREET INC               COM            43785V102    1,518    54,600 SH       SOLE       0           54,600      0    0
IAC INTERACTIVECORP          COM PAR $.001  44919P508    7,330   149,312 SH       SOLE       0          149,312      0    0
KNIGHT CAP GROUP INC         CL A COM       499005106    1,846   143,400 SH       SOLE       0          143,400      0    0
OASIS PETE INC NEW           COM            674215108    1,125    36,500 SH       SOLE       0           36,500      0    0
OMNICARE INC                 COM            681904108    2,881    81,000 SH       SOLE       0           81,000      0    0
PRIMUS TELECOMMUNICATIONS GR COM            741929301   13,586   844,892 SH       SOLE       0          844,892      0    0
PROSHARES TR II              ULTRASHRT EURO 74347W882    2,311   121,800 SH       SOLE       0          121,800      0    0
SIRIUS XM RADIO INC          COM            82967N108    4,626 2,002,800 SH       SOLE       0        2,002,800      0    0
SIX FLAGS ENTMT CORP NEW     COM            83001A102    1,450    31,000 SH       SOLE       0           31,000      0    0
SKYWORKS SOLUTIONS INC       COM            83088M102    3,805   137,600 SH       SOLE       0          137,600      0    0
SLM CORP                     COM            78442P106    3,322   210,800 SH       SOLE       0          210,800      0    0
TIBCO SOFTWARE INC           COM            88632Q103    4,587   150,400 SH       SOLE       0          150,400      0    0
TIVO INC                     COM            888706108    5,196   433,353 SH       SOLE       0          433,353      0    0
UNI PIXEL INC                COM NEW        904572203    5,590 1,037,080 SH       SOLE       0        1,037,080      0    0
VALEANT PHARMACEUTICALS INTL COM            91911K102    4,660    86,800 SH       SOLE       0           86,800      0    0
VALEANT PHARMACEUTICALS INTL COM            91911K102    8,859   165,000 SH  CALL SOLE       0          165,000      0    0
WALTER ENERGY INC            COM            93317Q105    4,624    78,094 SH       SOLE       0           78,094      0    0
WALTER ENERGY INC            COM            93317Q105    4,441    75,000 SH  CALL SOLE       0           75,000      0    0
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